Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segment Information [Abstract]
Schedule of Information by Segment with Prior Period Segment Information

The following tables present information by segment, with prior period segment information retrospectively recast to conform to current period presentation:

	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	—	3,396	18,859	23,132	—	45,387
—others	—	—	—	—	35,070	35,070

	—	3,396	18,859	23,132	35,070	80,457

Segment results	—	2,624	2,072	(944)	35,070	38,822
Unallocated other income						18,931
Unallocated other gain						24,757
Unallocated finance costs						(13,425)
Corporate and other unallocated expenses						(13,868)

Profit before tax						55,217

Other segment information
Depreciation and amortization						6,845
	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	—	13,469	14,474	10,301	—	38,244
—others	—	—	—	—	92,670	92,670
	—	13,469	14,474	10,301	92,670	130,914
Segment results	(1,276)	9,126	3,239	2,106	92,670	105,865

Unallocated other income						22,942
Unallocated other gain						68,797
Unallocated finance costs						(8,199)
Corporate and other unallocated expenses						(31,708)

Profit before tax						157,697
Other segment information
Depreciation and amortization						2,623
	Capital market solutions	Digital solutions and other services	Media and entertainment	Strategic investment	Total
	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	74,305	23,440	7,620	—	105,365
—others	—	—	—	69,806	69,806

	74,305	23,440	7,620	69,806	175,171

Segment results	72,140	21,299	2,725	69,806	165,970

Unallocated other income					18,063
Unallocated other gain					19,598
Unallocated finance costs					(859)
Unallocated net changes in fair value on derivative financial liability					1,704
Corporate and other unallocated expenses					(30,605)

Profit before tax					173,871

Other segment information
Depreciation and amortization					738

Schedule of Segment Assets and Liabilities
	As of December 31,
	2024	2023	2022
	US$	US$	US$
Segment assets
Capital market solutions	—	—	10,429
Digital solutions and other services	572	1,480	23,691
Media and entertainment	137,084	126,028	93,754
Hotel operations, hospitality and VIP services	292,335	85,495	—
Strategic investment	152,488	79,607	380,407

Total segment assets	582,479	292,610	508,281
Unallocated corporate assets	1,487,439	1,193,980	552,442

Total assets	2,069,918	1,486,590	1,060,723

Segment liabilities
Digital solutions and other services	16,065	15,621	2,324
Media and entertainment	6,525	27,361	23,270
Hotel operations, hospitality and VIP services	277,368	106,742	—

Total segment liabilities	299,958	149,724	25,594
Unallocated corporate liabilities	69,931	43,292	32,715

Total liabilities	369,889	193,016	58,309

Schedule of Revenue from Contract with Customers by Geographical Areas Based

The following table sets forth the Group’s revenue from contract with customers by geographical areas based on the location of the customers:

	Capital markets solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
China (including Hong Kong)	—	832	664	5,801	7,297
Europe	—	—	9,661	—	9,661
America	—	—	4,867	—	4,867
Southeast Asia	—	2,564	3,667	17,331	23,562

	—	3,396	18,859	23,132	45,387
	Capital markets solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
China (including Hong Kong)	—	13,469	—	5,132	18,601
Europe	—	—	6,582	—	6,582
America	—	—	5,250	5,169	10,419
Southeast Asia	—	—	2,642	—	2,642

	—	13,469	14,474	10,301	38,244
	Capital markets solutions	Digital solutions and other services	Media and entertainment	Total
	US$	US$	US$	US$
China (including Hong Kong)	74,305	23,253	—	97,558
Europe	—	—	2,461	2,461
America	—	—	4,090	4,090
Southeast Asia	—	187	1,069	1,256

	74,305	23,440	7,620	105,365